Rendering of services	12 Months Ended
Mar. 31, 2021
Rendering Of Services
Rendering of services

8. Rendering of services

8.1 Disaggregation of revenue

In the following tables, revenue is disaggregated by product type

Revenue by Product types

	March 31,
	2019	2020	2021
Air Ticketing	3,449,265	2,609,518	893,039
Hotels and Packages	4,914,420	3,601,798	173,397
Other Services	56,419	53,958	31,426
Total	8,420,104	6,265,274	1,097,862

8.1 Contract balances

Contract assets

Contract assets primarily relate to the Group’s rights to consideration from travel suppliers in exchange for services that the Company has transferred to the traveler when that right is conditional on the Company’s future performance. The contract assets are transferred to receivables when the rights to consideration become unconditional. This usually occurs when the Group issues an invoice to the travel suppliers.

	March 31,
	2020	2021
Contract Assets	-	626

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2021

(Amount in INR thousands, except per share data and number of shares)

Changes in contract assets are as follows:

	March 31,
	2020	2021
Balance at the beginning of the year	22,584	-
Revenue recognised during the year	-	626
Adjustment during the year	(14,400)	-
Billed during the year	(8,184)	-
Balance at the end of the year	-	626

Contract liabilities

A contract liability is the obligation to transfer services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

Contract liabilities primarily relate to the consideration received from customers for travel bookings in advance of the Group’s performance obligations which was earlier classified as “advance from customers”, and consideration allocated to customer loyalty programs and advance received from Global Distribution System (“GDS”) provider for bookings of airline tickets in future which is deferred, and which was earlier classified as deferred revenue.

	March 31,
	2020	2021
Advance from customer (refer to Note 38)	774,673	537,002
Deferred revenue (refer to Note 35)	357,916	387,049
Total Contract liabilities	1,132,589	924,051

As at March 31, 2020, INR 774,673 of advance consideration received from customers for travel bookings was reported within contract liabilities, INR 495,432 of which was applied to revenue and INR 49,088 was refunded to customers during the year ended March 31, 2021. As at March 31, 2021, the related balance was INR 537,002.

No information is provided about remaining performance obligations at March 31, 2021 that have an original expected duration of one year or less, as allowed by IFRS 15.